Nature of Operations (Details Narrative) (USD $) In Thousands, except Share data, unless otherwise specified	9 Months Ended	0 Months Ended
	Sep. 30, 2014	Sep. 16, 2014	Aug. 12, 2014	Dec. 31, 2013	Dec. 31, 2012
Common stock, par value	$ 0.0001			$ 0.0001	$ 0.0001
Ownership percentage post acquisition			80.00%
Issuance of common stock in connection with private placement of common stock, net of offering costs	$ 25,487
Private Placement [Member]
Share price (in dollars per share)		$ 2.50	$ 2.00
Issuance of common stock in connection with private placement of common stock, net of offering costs		25,487
Issuance of common stock in connection with private placement of common stock, net of offering costs, shares		10,666,570
Gross proceeds from private placement		26,666
Reverse acquisition - YIDI [Member]
Shares of common stock issued in conversion of redeemable convertible preferred stock			2,811,499
Common stock, par value			$ 0.01
Exchange ratio of options and warrants			$ 25.00207
Transfer of former business in satisfaction of promissory note			$ 249